Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss (numerator) basic loss per share, basic	$ (1,047,864)	$ (450,836)	$ (1,985,234)	$ (1,783,705)
Net loss (numerator) effect of dilutive securities-common stock options and warrants
Net loss (numerator) diluted loss per share, diluted	$ (1,047,864)	$ (450,836)	$ (1,985,234)	$ (1,783,705)
Shares (denominator) basic loss per shares , basic	122,674,516	86,491,377	99,951,385	76,227,524
Shares (denominator) effect of dilutive securities-common stock options and warrants
Shares (denominator) diluted loss per shares, diluted	122,674,516	86,491,377	99,951,385	76,227,524
Per share amount basic loss per share, basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Per share amount effect of dilutive securities-common stock options and warrants
Per share amount diluted loss per share, diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)